Financial Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management Policy
Return on equity

	Thousand of Euros
	2020	2019

Profit attributable to the parent	618,546	625,146

Equity attributable to the Parent	5,108,392	4,822,119

ROE	12%	13%